As filed with the Securities and Exchange Commission on August 4, 2010
1933 Act Registration No. 333-144272
1940 Act Registration No. 811-4160
CIK No. 0000757552
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 4

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 25

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT JF-A
(Exact Name of Registrant)

Lincoln Ensemble III VUL

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of Depositor's principal executive offices)

Nicole S. Jones
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and address of agent for service)
Copies to:

John L. Reizian
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103
------------------

Title and amount of Securities being registered:

     Units of Interest in the Separate Account Under Individual Flexible Premium
     Variable Life Insurance Policies.

     The Registrant has registered an indefinite amount of securities under the
     Securities Act of 1933 pursuant to Section 24(f) of the Investment Company
     Act of 1940.

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective:
   _____  Immediately upon filing pursuant to paragraph (b)

   __X__  On August 16, 2010 pursuant to paragraph (b)

   _____  60 days after filing pursuant to paragraph (a)(1)
   _____  On [date], pursuant to paragraph (a)(1) of Rule 485.
     Registrant elects to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the
     Investment Company Act of 1940, with respect to the policy described in the
     Prospectus.

The Prospectus and Statement of Additional Information, including the consolidated financials statements of The Lincoln National Life Insurance Company and the financial statements of Lincoln Life Flexible Premium Variable Account JF-A, as submitted with Post-Effective Amendment No. 3 to Registration Statement on Form N-6 filed on April 21, 2010 (File No. 333-144272), are incorporated herein by reference.

Supplement Dated August 16, 2010
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Account JF-A

Ensemble Exec 2006
Ensemble Exec
Ensemble Accumulator
Ensemble Protector
Ensemble II
Ensemble III

Lincoln Life Flexible Premium Variable Account JF-C

Ensemble SL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B

Ensemble II NY

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Lincoln Life has changed the name of the Sub-Account listed below.  Please refer to the prospectus for the underlying fund for comprehensive information.  The following information amends the "Funds" section of your product prospectus:

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

LVIP SSgA Global Tactical Allocation Fund: Long-term growth of capital.

(Subadvised by SSgA Funds Management, Inc.)

(formerly LVIP Wilshire Aggressive Profile Fund)

SUPP-10.48

Part C - Ensemble III

Item 26:  Exhibits

(1) Resolution of Board of Directors of the Volunteer Sate4 Life Insurance Company, adopted at a meeting held on August 20, 1984. (1)

(2) N/A

(3) Underwriting Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. (2).

(4) Policy (3)
    Specimen Riders (4)

    (a) Death Benefit Maintenance Rider (5)
    (b) Accelerated Benefits Rider (5)
    (c) Accidental Death Benefit Rider (5)
    (d) Automatic Insurance Rider (5)
    (e) Accelerated Benefits Rider (5)
    (f) Guaranteed Death Benefit Rider (5)
    (g) Guaranteed Insurability Option Rider (5)
    (h) Supplemental Coverage Rider (5)
    (i) Spouse Term Insurance Rider (5)
    (j) Disability Waiver of Monthly Deduction Benefit Rider (5)
    (k) Disability Waiver of Specified Premium Benefit Rider (5)
    (l) Children's Term Insurance Rider (6)

(5) Specimen Application (5)

(6) (a)  Articles of Incorporation of The Lincoln National Life Insurance Company(7)
    (b) By-laws of The Lincoln National Life Insurance Company(8)

(7) Reinsurance Contracts(5)

(8) Fund Participation Agreement between The Lincoln National Life Insurance Company and:

    (a) American Century Investment Variable Portfolios, Inc. (9)
    (b) American Funds Insurance Series(9)
    (c) Delaware VIP Trust(9)
    (d) DWS Investments VIT Funds(9)
    (e) Fidelity(R) Variable Insurance Products(9)
    (f) Franklin Templeton Variable Insurance Products Trust(9)
    (g) Goldman Sachs Variable Insurance Trust(10)
    (h) Lincoln Variable Insurance Products Trust(9)
    (i) MFS(R) Variable Insurance Trust(10)
    (j) PIMCO Variable Insurance Trust(9)
    (k) ProFunds VP(5)
    (l) T. Rowe Price Equity Series, Inc. (11)
    (m) Vanguard Variable Insurance Fund(5)

(9) Accounting and Financial Administration Services Agreement dated October 1, 2007among Mellon Bank, N.A., The Lincoln
National Life Insurance Company and Lincoln Life & Annuity of NewYork. (12)

(10) N/A

(11) Opinion and Consent of John L. Reizian, Esq.

(12) N/A

(13) N/A

(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.

(15) N/A

(16) N/A

(17) Compliance Procedures (9)

-------------------------------------

(1)  Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form S-6 (File No.: 033-7734) filed on April 18, 1996.

(2)  Incorporated by reference to Post-Effective Amendment No. 24 on Form S-6 (File No.: 333-61554) filed on December 18, 2007.

(3)  Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No: 333-93367) filed on April 19, 2000.

(4)  Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No.: 33-77496) filed on April 22, 1996.

(5)  Incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No.: 333-93367) filed on April 24, 2003.

(6)  Incorporated by reference to Post-Effective Amendment No. 22 on Form N-6 (File No.: 033-07734) filed on April 29, 2003.

(7)  Incorporated by reference to Pre-Effective Amendment No. 1 (File No.: 333-04999) filed on September 24, 1996.

(8)  Incorporated by reference to Post-Effective Amendment No. 3 (File No.: 333-118478) filed on April 5, 2007.

(9)  Incorporated by reference to Post-Effective Amendment No. 13 on Form N-6 (File No.: 333-146507) filed on April 1, 2010.

(10) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No.: 139960) filed on April 1, 2009.

(11) Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 (File No.: 033-77496) filed on April 2, 2007.

(12) Incorporated by reference to Registration Statement on Form N-4 (File No.: 333-147673) filed on November 28, 2007.

(13) Incorporated by reference to Post-Effective Amendment No. 33 on Form N-4 (File No.: 333-63505) filed on January 25, 2010.

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Item 27. Directors and Officers of the Depositor

Name	Positions and Offices with Directors
Dennis R. Glass**	President and Director
Michael J. Burns*****	Senior Vice President
Frederick J. Crawford**	Executive Vice President, Chief Financial Officer and Director
Lawrence A. Samplatsky***	Vice President and Chief Compliance Officer
Mark E. Konen*****	Senior Vice President and Director
Keith J. Ryan*	Vice President and Director
Rise C. M. Taylor*	Vice President and Treasurer
Charles A. Brawley, III**	Vice President and Secretary
C. Phillip Elam II*****	Senior Vice President, Chief Investment Officer
Randall Freitag**	Senior Vice President, Chief Risk Officer

* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

** Principal business address is 150 North Radnor Chester Road, Radnor, PA 19087

*** Principal business address is 350 Church Street, Hartford, CT 06103

**** Principal business address is 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

***** Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

     Organizational Chart of the Lincoln National Corporation Insurance Company
Holding Company System (13)

Item 29. Indemnification

(a) Brief description of indemnification provisions:

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Variable Annuity Account JF-II; Lincoln Life Variable Annuity Account JL-A; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln National Variable Annuity Account 53.

(b) Following are the Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
Patrick J. Caulfield**	Vice President and Chief Compliance Officer, Senior Counsel
James Ryan*	Vice President and Director
Keith J. Ryan***	Vice President, Chief Financial Officer and Director
Linda Woodward***	Secretary
Joel Schwartz*	Vice President and Director
Anant Bhalla*	Vice President, Treasurer
Thomas O'Neill*	Vice President, Chief Operating Officer, and Director

* Principal Business address is 130 North Radnor Chester Road, Philadelphia, PA 19102

** Principal Business address is 350 Church Street, Hartford, CT 06103

*** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

(c) N/A

Item 31. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account JF-A, has caused this Post-Effective Amendment No. 4 to the Registration Statement (File No.: 333-144272; 811-4160; CIK No. 000757552) on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 4th day of August, 2010.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.
.

/s/ Joshua R. Durand
By _________________________________
Joshua R. Durand
Assistant Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/ Joshua R. Durand
By _________________________________
Joshua R. Durand
Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement (File No.: 333-144272; 811-4160; CIK No. 000757552) on Form N-6 has been signed below on August 4, 2010, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________	Executive Vice President; Chief Administrative Officer
Charles C. Cornelio	and Director

/s/ Frederick J. Crawford *
______________________________	Executive Vice President; Chief Financial Officer and
Frederick J. Crawford	Director

/s/ C Phillip Elam II *
______________________________	Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Randal J. Freitag *
______________________________	Senior Vice President; Chief Risk Officer
Randal J. Freitag

/s/ Mark E. Konen *
______________________________	Senior Vice President and Director
Mark E. Konen

/s/ Keith J. Ryan *
______________________________                          Vice President and Director
Keith J. Ryan

/s/ John L. Reizian
* By ________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement